Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Prepayments, Deposits and Other Assets, Net - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments, Deposits and Other Assets, Net [Abstract]
Security deposits	[1]	$ 248,146	$ 216,446
Advances to suppliers		2,032,099	564,810
Advances to employees		46,293	141,249
Prepaid expense		1,099,950	976,788
Prepayment for potential acquisition	[2]	15,906,186
Antique art pieces	[3]	59,651,975
Others		6,511	139,976
Prepayments, deposits and other assets, net		78,991,160	2,039,269
Less: Long term portion		(76,274,752)	(226,544)
Allowance for credit losses		(281,694)	(364,973)
Prepayments, deposits and other assets – current portion		$ 2,434,714	$ 1,447,752

[1]	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.
[2]	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 698,301 shares (equivalent to $15,906,186) to purchase 32% equity of DTI.
[3]	Details refer to Note 6